Consolidated Statements of Comprehensive Income - DKK (kr) kr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement
Revenue	kr 1,972	kr 5,451	kr 3,553	kr 6,343
Research and development expenses	(921)	(775)	(1,769)	(1,490)
General and administrative expenses	(264)	(179)	(465)	(285)
Operating expenses	(1,185)	(954)	(2,234)	(1,775)
Operating result	787	4,497	1,319	4,568
Financial income	65	42	700	119
Financial expenses	(430)	(211)	(173)	(5)
Net result before tax	422	4,328	1,846	4,682
Corporate tax	(116)	(950)	(444)	(1,035)
Net result	kr 306	kr 3,378	kr 1,402	kr 3,647
Basic net result per share	kr 4.68	kr 51.88	kr 21.44	kr 56.07
Diluted net result per share	kr 4.64	kr 51.35	kr 21.25	kr 55.52
Statement of Comprehensive Income
Net result	kr 306	kr 3,378	kr 1,402	kr 3,647
Amounts which will be re-classified to the income statement:
Adjustment of foreign currency fluctuations on subsidiaries	(13)	(9)	28
Fair value adjustments of cash flow hedges:
Total comprehensive income	kr 293	kr 3,369	kr 1,430	kr 3,647